Earnings Per Common Share Earnings per share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Numerator: [Abstract]
Net (loss) income	$ (206,380)	$ 29,570
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Issued, Basic	8,843	6,789
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	172
Weighted Average Number of Shares Outstanding, Diluted	8,843	6,961
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Earnings Per Share, Basic	$ (23.34)	$ 4.36
Earnings Per Share, Diluted	$ (23.34)	$ 4.25